Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 04, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 04, 2017
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
AAM/HIMCO Short Duration Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of the AAM/HIMCO Short Duration Fund (the “Fund”) are to seek to provide current income and long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional, in the section titled “YOUR ACCOUNT WITH THE FUND – Class A Shares” on page 22 of the Prospectus and in Appendix A of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses on Class C Shares if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objectives by investing in securities that the Fund’s sub-advisor considers to be attractive, based on current and historical yield and total return. The Fund has an investment policy whereby at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in fixed income instruments. This policy may be changed by the Board of Trustees without shareholder approval. The Fund normally invests at least 65% of its total assets in “investment grade” securities. The Fund may invest up to 35% of its total assets in non-investment grade securities (often called “junk bonds”), as well as bank loans and loan participation interests. The Fund will normally maintain a dollar weighted average duration and an average maturity (as measured by a weighted average life calculation) of less than 3 years. The weighted average life of the Fund is the average time to receipt of principal of each security weighted by such security’s respective contribution to the total market value of the Fund, including principal and accrued interest. The Fund’s permitted investments include, but are not limited to, corporate securities, commercial mortgage-backed securities, asset-backed securities, mortgage related securities, collateralized loan obligations, sovereign debt securities, emerging market securities and securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities. The Fund may also invest up to 25% of its total assets in the securities of foreign issuers, and may trade securities actively. The Fund’s investments will be U.S. dollar denominated. The Fund may make significant investments in certain sectors or group of sectors from time to time. The Fund may utilize derivatives, such as swaps, futures and options for hedging purposes.

In selecting securities for the Fund’s portfolio, the sub-advisor uses a top-down, bottom-up approach, combining macro analysis of market and economic trends and individual security analysis.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Evolving Fixed Income Markets Risk. Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. In addition, the Federal Reserve purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market (“Quantitative Easing”). As the Federal Reserve “tapers” or reduces Quantitative Easing, and when the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose fixed-income and related markets to heightened volatility and reduced liquidity, which could cause the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. As a result, the value of the Fund's investments in fixed income securities may decline significantly.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Call Risk. Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Bank Loans and Loan Participations Risk. Bank loans and loan participations are subject to credit risk, including the risk of nonpayment of principal or interest. Also, substantial increases in interest rates may cause an increase in loan defaults. Although the loans may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. In addition, in the event an agent bank becomes insolvent, a bank loan could be subject to settlement risks or administrative disruptions that could adversely affect the Fund’s investment. It may also be difficult to obtain reliable information about a bank loan or loan participation. Further, interests in bank loans and loan participations are not considered to be securities and, therefore, are not protected under the federal securities laws, including the Investment Company Act of 1940, as amended (“1940 Act”). As part of transacting in bank loans the Fund may come into possession of material nonpublic information about a borrower as a result of its investment. Because of prohibitions on trading while in possession of such information, the Fund may be unable to invest or transact in the publicly traded securities of that borrower when it would otherwise be advantageous to do so.

Many loans are relatively illiquid or subject to restrictions on resale and may be difficult to value, which will have an adverse impact on the Fund’s ability to dispose of particular bank loans or loan participations when necessary to meet redemption requests or liquidity needs, or to respond to a specific economic event, such as deterioration in the creditworthiness of the borrower. Bank loans may also be subject to extension risk and prepayment risk.

Collateralized Loan Obligations Risk. The Fund is subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Depending on how the Fund uses derivatives and the relationship between the market value of the derivative and the underlying instrument, the use of derivatives could increase or decrease the Fund’s exposure to the risks of the underlying instrument. Using derivatives can have a leveraging effect and increase Fund volatility. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Derivatives transactions can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include, but are not limited to, illiquidity risk and counterparty credit risk. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. The Fund would also be exposed to counterparty risk with respect to the clearinghouse. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. New regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations may not be known for some time.

Futures and Options Risk. Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not exactly correlate to the underlying securities, may involve additional costs, and may be considered illiquid. Futures and options may also involve a small initial investment relative to the risk assumed, which could result in losses greater than if such instruments had not been used. Futures and options are also subject to counterparty risk (e.g. the risk that the other party to the transaction defaults on its obligation).

Swap Agreements Risk. A swap agreement is a two-party contract that generally obligates the parties to exchange payments based upon a specified reference security, index or index component. Swaps can involve greater risks than direct investment in securities or other similar instruments, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk that the other party to the transaction defaults on its obligations), credit risk and valuation risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Active Trading Risk. Active trading could increase the Fund’s transaction costs (thus affecting performance) and may increase investor taxable distributions. These effects may also adversely affect Fund performance.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.aamlive.com/publicsite/mutual-funds or by calling the Fund at 1-888-966-9661. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-966-9661
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aamlive.com /publicsite/mutual-funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2016, was 2.85%.

Class I Shares
Highest Calendar Quarter Return at NAV	0.95%	Quarter Ended 03/31/2015
Lowest Calendar Quarter Return at NAV	0.02%	Quarter Ended 09/30/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for periods ended December 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
AAM/HIMCO Short Duration Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASDAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imsta_WireFee	$ 20
Overnight check delivery fee	imsta_CheckFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.01%
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.84%	[2]
One Year	rr_ExpenseExampleYear01	$ 334
Three Years	rr_ExpenseExampleYear03	511
Five Years	rr_ExpenseExampleYear05	704
Ten Years	rr_ExpenseExampleYear10	$ 1,261
1 Year	rr_AverageAnnualReturnYear01	(1.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
AAM/HIMCO Short Duration Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASDCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imsta_WireFee	$ 20
Overnight check delivery fee	imsta_CheckFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.01%
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.59%	[2]
One Year	rr_ExpenseExampleYear01	$ 265
Three Years	rr_ExpenseExampleYear03	502
Five Years	rr_ExpenseExampleYear05	866
Ten Years	rr_ExpenseExampleYear10	1,889
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	502
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	866
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,889
1 Year	rr_AverageAnnualReturnYear01	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
AAM/HIMCO Short Duration Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ASDIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Wire fee	imsta_WireFee	$ 20
Overnight check delivery fee	imsta_CheckFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	0.38%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fees	rr_Component1OtherExpensesOverAssets	0.01%
All other expenses	rr_Component2OtherExpensesOverAssets	0.64%
Other expenses	rr_OtherExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.03%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.59%	[2]
One Year	rr_ExpenseExampleYear01	$ 60
Three Years	rr_ExpenseExampleYear03	189
Five Years	rr_ExpenseExampleYear05	329
Ten Years	rr_ExpenseExampleYear10	$ 738
Annual Return 2015	rr_AnnualReturn2015	1.54%
1 Year	rr_AverageAnnualReturnYear01	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
AAM/HIMCO Short Duration Fund | After Taxes on Distributions | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014	[3]
AAM/HIMCO Short Duration Fund | After Taxes on Distributions and Sales | Class I
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.87%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014	[3]
AAM/HIMCO Short Duration Fund | Barclays 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014

[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed to the extent a finder’s fee was paid on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.84%, 1.59% and 0.59% of the average daily net assets of the Fund’s Class A, Class C and Class I Shares of the Fund, respectively. This agreement is in effect until October 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the aggregate amount of operating expenses for such fiscal year, as accrued each month, does not exceed the lesser of (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, or (b) the limitation on Fund expenses at the time of the request.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.